Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	1,002	$35,521
Omnicom Group, Inc.	503	42,695
		78,216
Aerospace & Defense–1.55%
Boeing Co. (The)(b)	1,304	249,716
General Dynamics Corp.	552	133,131
Howmet Aerospace, Inc.	958	34,430
Huntington Ingalls Industries, Inc.	100	19,944
L3Harris Technologies, Inc.	478	118,769
Lockheed Martin Corp.	587	259,102
Northrop Grumman Corp.	354	158,316
Raytheon Technologies Corp.	3,595	356,156
Textron, Inc.	557	41,430
TransDigm Group, Inc.(b)	124	80,791
		1,451,785
Agricultural & Farm Machinery–0.30%
Deere & Co.	676	280,851
Agricultural Products–0.13%
Archer-Daniels-Midland Co.	1,354	122,212
Air Freight & Logistics–0.63%
C.H. Robinson Worldwide, Inc.	327	35,221
Expeditors International of Washington, Inc.	422	43,533
FedEx Corp.	579	133,975
United Parcel Service, Inc., Class B	1,756	376,592
		589,321
Airlines–0.23%
Alaska Air Group, Inc.(b)	330	19,143
American Airlines Group, Inc.(b)	1,637	29,875
Delta Air Lines, Inc.(b)	1,589	62,877
Southwest Airlines Co.(b)	1,435	65,723
United Airlines Holdings, Inc.(b)	817	37,876
		215,494
Alternative Carriers–0.03%
Lumen Technologies, Inc.	2,257	25,436
Apparel Retail–0.27%
Ross Stores, Inc.	851	76,982
TJX Cos., Inc. (The)	2,873	174,046
		251,028
Apparel, Accessories & Luxury Goods–0.12%
PVH Corp.	176	13,484
Ralph Lauren Corp.	111	12,592
Tapestry, Inc.	635	23,590
Under Armour, Inc., Class A(b)	501	8,527
Under Armour, Inc., Class C(b)	518	8,060
VF Corp.	777	44,180
		110,433
Shares		Value
Application Software–2.05%
Adobe, Inc.(b)	1,133	$516,217
ANSYS, Inc.(b)	211	67,024
Autodesk, Inc.(b)	522	111,891
Cadence Design Systems, Inc.(b)	658	108,215
Ceridian HCM Holding, Inc.(b)	335	22,901
Citrix Systems, Inc.	314	31,682
Intuit, Inc.	676	325,048
Paycom Software, Inc.(b)	119	41,219
PTC, Inc.(b)	269	28,977
salesforce.com, inc.(b)	2,371	503,411
Synopsys, Inc.(b)	363	120,977
Tyler Technologies, Inc.(b)	98	43,599
		1,921,161
Asset Management & Custody Banks–0.73%
Ameriprise Financial, Inc.	267	80,196
Bank of New York Mellon Corp. (The)	1,819	90,277
BlackRock, Inc.	340	259,818
Franklin Resources, Inc.	687	19,181
Invesco Ltd.(c)	874	20,154
Northern Trust Corp.	500	58,225
State Street Corp.	881	76,753
T. Rowe Price Group, Inc.	538	81,340
		685,944
Auto Parts & Equipment–0.11%
Aptiv PLC(b)	645	77,213
BorgWarner, Inc.	606	23,573
		100,786
Automobile Manufacturers–2.64%
Ford Motor Co.	9,352	158,142
General Motors Co.(b)	3,452	150,990
Tesla, Inc.(b)	2,016	2,172,442
		2,481,574
Automotive Retail–0.30%
Advance Auto Parts, Inc.	154	31,872
AutoZone, Inc.(b)	50	102,229
CarMax, Inc.(b)	404	38,978
O’Reilly Automotive, Inc.(b)	162	110,963
		284,042
Biotechnology–1.91%
AbbVie, Inc.	4,256	689,940
Amgen, Inc.	1,351	326,699
Biogen, Inc.(b)	356	74,974
Gilead Sciences, Inc.	2,976	176,923
Incyte Corp.(b)	478	37,963
Moderna, Inc.(b)	834	143,665
Regeneron Pharmaceuticals, Inc.(b)	257	179,494
Vertex Pharmaceuticals, Inc.(b)	614	160,235
		1,789,893
Brewers–0.03%
Molson Coors Beverage Co., Class B	467	24,928

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Broadcasting–0.14%
Discovery, Inc., Class A(b)	433	$10,790
Discovery, Inc., Class C(b)	770	19,227
Fox Corp., Class A	788	31,087
Fox Corp., Class B	369	13,387
Paramount Global, Class B	1,503	56,829
		131,320
Building Products–0.42%
A.O. Smith Corp.	343	21,914
Allegion PLC	223	24,481
Carrier Global Corp.	2,064	94,676
Fortune Brands Home & Security, Inc.	342	25,404
Johnson Controls International PLC	1,701	111,534
Masco Corp.	602	30,702
Trane Technologies PLC	571	87,192
		395,903
Cable & Satellite–0.73%
Charter Communications, Inc., Class A(b)	287	156,564
Comcast Corp., Class A	10,881	509,448
DISH Network Corp., Class A(b)	630	19,940
		685,952
Casinos & Gaming–0.16%
Caesars Entertainment, Inc.(b)	533	41,233
Las Vegas Sands Corp.(b)	843	32,767
MGM Resorts International	907	38,040
Penn National Gaming, Inc.(b)	396	16,798
Wynn Resorts Ltd.(b)	267	21,291
		150,129
Commodity Chemicals–0.19%
Dow, Inc.	1,783	113,613
LyondellBasell Industries N.V., Class A	633	65,085
		178,698
Communications Equipment–0.85%
Arista Networks, Inc.(b)	550	76,439
Cisco Systems, Inc.	10,098	563,064
F5, Inc.(b)	150	31,343
Juniper Networks, Inc.	807	29,988
Motorola Solutions, Inc.	404	97,849
		798,683
Computer & Electronics Retail–0.05%
Best Buy Co., Inc.	521	47,359
Construction & Engineering–0.05%
Quanta Services, Inc.	355	46,722
Construction Machinery & Heavy Trucks–0.51%
Caterpillar, Inc.	1,300	289,666
Cummins, Inc.	342	70,148
PACCAR, Inc.	843	74,243
Wabtec Corp.	455	43,757
		477,814
Construction Materials–0.12%
Martin Marietta Materials, Inc.	151	58,118
Vulcan Materials Co.	321	58,968
		117,086
Shares		Value
Consumer Electronics–0.05%
Garmin Ltd.	365	$43,293
Consumer Finance–0.56%
American Express Co.	1,482	277,134
Capital One Financial Corp.	997	130,896
Discover Financial Services	701	77,243
Synchrony Financial	1,255	43,687
		528,960
Copper–0.19%
Freeport-McMoRan, Inc.	3,491	173,642
Data Processing & Outsourced Services–2.99%
Automatic Data Processing, Inc.	1,010	229,815
Broadridge Financial Solutions, Inc.	288	44,844
Fidelity National Information Services, Inc.	1,471	147,718
Fiserv, Inc.(b)	1,419	143,887
FleetCor Technologies, Inc.(b)	204	50,808
Global Payments, Inc.	700	95,788
Jack Henry & Associates, Inc.	184	36,257
Mastercard, Inc., Class A	2,072	740,491
Paychex, Inc.	778	106,174
PayPal Holdings, Inc.(b)	2,795	323,242
Visa, Inc., Class A	3,993	885,528
		2,804,552
Distillers & Vintners–0.13%
Brown-Forman Corp., Class B	467	31,298
Constellation Brands, Inc., Class A	402	92,589
		123,887
Distributors–0.13%
Genuine Parts Co.	356	44,863
LKQ Corp.	671	30,470
Pool Corp.	100	42,285
		117,618
Diversified Banks–2.72%
Bank of America Corp.	17,113	705,398
Citigroup, Inc.	4,751	253,703
JPMorgan Chase & Co.	7,115	969,917
U.S. Bancorp	3,217	170,984
Wells Fargo & Co.	9,355	453,343
		2,553,345
Diversified Support Services–0.17%
Cintas Corp.	214	91,034
Copart, Inc.(b)	522	65,495
		156,529
Drug Retail–0.08%
Walgreens Boots Alliance, Inc.	1,740	77,900
Electric Utilities–1.69%
Alliant Energy Corp.	621	38,800
American Electric Power Co., Inc.	1,190	118,726
Constellation Energy Corp.	792	44,550
Duke Energy Corp.	1,824	203,668
Edison International	942	66,034
Entergy Corp.	498	58,142
Evergy, Inc.	582	39,774
Eversource Energy	828	73,021
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
Exelon Corp.	2,326	$110,787
FirstEnergy Corp.	1,351	61,957
NextEra Energy, Inc.	4,724	400,170
NRG Energy, Inc.	607	23,285
Pinnacle West Capital Corp.	280	21,868
PPL Corp.	1,807	51,608
Southern Co. (The)	2,512	182,145
Xcel Energy, Inc.	1,313	94,759
		1,589,294
Electrical Components & Equipment–0.51%
AMETEK, Inc.	558	74,315
Eaton Corp. PLC	948	143,869
Emerson Electric Co.	1,424	139,623
Generac Holdings, Inc.(b)	155	46,075
Rockwell Automation, Inc.	275	77,008
		480,890
Electronic Components–0.18%
Amphenol Corp., Class A	1,419	106,922
Corning, Inc.	1,798	66,364
		173,286
Electronic Equipment & Instruments–0.24%
Keysight Technologies, Inc.(b)	446	70,455
Teledyne Technologies, Inc.(b)	112	52,935
Trimble, Inc.(b)	625	45,087
Zebra Technologies Corp., Class A(b)	129	53,367
		221,844
Electronic Manufacturing Services–0.12%
IPG Photonics Corp.(b)	96	10,537
TE Connectivity Ltd. (Switzerland)	784	102,688
		113,225
Environmental & Facilities Services–0.25%
Republic Services, Inc.	510	67,575
Rollins, Inc.	558	19,558
Waste Management, Inc.	922	146,137
		233,270
Fertilizers & Agricultural Chemicals–0.27%
CF Industries Holdings, Inc.	516	53,179
Corteva, Inc.	1,781	102,372
FMC Corp.	305	40,129
Mosaic Co. (The)	878	58,387
		254,067
Financial Exchanges & Data–1.19%
Cboe Global Markets, Inc.	265	30,321
CME Group, Inc., Class A	866	205,987
FactSet Research Systems, Inc.	92	39,942
Intercontinental Exchange, Inc.	1,335	176,380
MarketAxess Holdings, Inc.	95	32,319
Moody’s Corp.	385	129,903
MSCI, Inc.	195	98,062
Nasdaq, Inc.	282	50,252
S&P Global, Inc.	853	349,883
		1,113,049
Shares		Value
Food Distributors–0.11%
Sysco Corp.	1,222	$99,776
Food Retail–0.10%
Kroger Co. (The)	1,611	92,423
Footwear–0.44%
NIKE, Inc., Class B	3,072	413,368
Gas Utilities–0.04%
Atmos Energy Corp.	329	39,312
General Merchandise Stores–0.49%
Dollar General Corp.	561	124,895
Dollar Tree, Inc.(b)	538	86,161
Target Corp.	1,153	244,690
		455,746
Gold–0.16%
Newmont Corp.	1,901	151,034
Health Care Distributors–0.25%
AmerisourceBergen Corp.	362	56,005
Cardinal Health, Inc.	696	39,463
Henry Schein, Inc.(b)	334	29,121
McKesson Corp.	360	110,207
		234,796
Health Care Equipment–2.66%
Abbott Laboratories	4,257	503,858
ABIOMED, Inc.(b)	115	38,093
Baxter International, Inc.	1,217	94,366
Becton, Dickinson and Co.	684	181,944
Boston Scientific Corp.(b)	3,386	149,966
DexCom, Inc.(b)	231	118,180
Edwards Lifesciences Corp.(b)	1,475	173,637
Hologic, Inc.(b)	602	46,246
IDEXX Laboratories, Inc.(b)	203	111,053
Intuitive Surgical, Inc.(b)	851	256,730
Medtronic PLC	3,237	359,145
ResMed, Inc.	354	85,849
STERIS PLC	249	60,201
Stryker Corp.	798	213,345
Teleflex, Inc.	115	40,805
Zimmer Biomet Holdings, Inc.	519	66,380
		2,499,798
Health Care Facilities–0.18%
HCA Healthcare, Inc.	573	143,605
Universal Health Services, Inc., Class B	188	27,251
		170,856
Health Care REITs–0.22%
Healthpeak Properties, Inc.	1,338	45,934
Ventas, Inc.	961	59,351
Welltower, Inc.	1,013	97,390
		202,675
Health Care Services–0.66%
Cigna Corp.	778	186,416
CVS Health Corp.	3,160	319,824
DaVita, Inc.(b)	163	18,437
Laboratory Corp. of America Holdings(b)	225	59,323
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Health Care Services–(continued)
Quest Diagnostics, Inc.	287	$39,279
		623,279
Health Care Supplies–0.16%
Align Technology, Inc.(b)	174	75,864
Cooper Cos., Inc. (The)	122	50,946
DENTSPLY SIRONA, Inc.	542	26,677
		153,487
Health Care Technology–0.07%
Cerner Corp.	717	67,083
Home Furnishings–0.02%
Mohawk Industries, Inc.(b)	138	17,140
Home Improvement Retail–1.15%
Home Depot, Inc. (The)	2,515	752,815
Lowe’s Cos., Inc.	1,622	327,952
		1,080,767
Homebuilding–0.18%
D.R. Horton, Inc.	790	58,863
Lennar Corp., Class A	629	51,056
NVR, Inc.(b)	8	35,738
PulteGroup, Inc.	599	25,098
		170,755
Hotel & Resort REITs–0.04%
Host Hotels & Resorts, Inc.	1,796	34,896
Hotels, Resorts & Cruise Lines–0.67%
Booking Holdings, Inc.(b)	99	232,497
Carnival Corp.(b)	1,981	40,056
Expedia Group, Inc.(b)	356	69,658
Hilton Worldwide Holdings, Inc.(b)	664	100,755
Marriott International, Inc., Class A(b)	651	114,413
Norwegian Cruise Line Holdings Ltd.(b)	918	20,086
Royal Caribbean Cruises Ltd.(b)	561	47,001
		624,466
Household Appliances–0.03%
Whirlpool Corp.	148	25,571
Household Products–1.31%
Church & Dwight Co., Inc.	583	57,938
Clorox Co. (The)	305	42,404
Colgate-Palmolive Co.	2,008	152,267
Kimberly-Clark Corp.	800	98,528
Procter & Gamble Co. (The)	5,775	882,420
		1,233,557
Housewares & Specialties–0.02%
Newell Brands, Inc.	939	20,104
Human Resource & Employment Services–0.03%
Robert Half International, Inc.	278	31,742
Hypermarkets & Super Centers–1.19%
Costco Wholesale Corp.	1,067	614,432
Walmart, Inc.	3,400	506,328
		1,120,760
Shares		Value
Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	1,653	$42,532
Industrial Conglomerates–0.94%
3M Co.	1,375	204,710
General Electric Co.	2,647	242,200
Honeywell International, Inc.	1,648	320,668
Roper Technologies, Inc.	251	118,530
		886,108
Industrial Gases–0.56%
Air Products and Chemicals, Inc.	526	131,453
Linde PLC (United Kingdom)	1,229	392,579
		524,032
Industrial Machinery–0.73%
Dover Corp.	358	56,170
Fortive Corp.	889	54,167
IDEX Corp.	188	36,045
Illinois Tool Works, Inc.	683	143,020
Ingersoll Rand, Inc.	1,006	50,652
Nordson Corp.	130	29,520
Otis Worldwide Corp.	1,036	79,720
Parker-Hannifin Corp.	313	88,817
Pentair PLC	426	23,094
Snap-on, Inc.	137	28,151
Stanley Black & Decker, Inc.	396	55,357
Xylem, Inc.	448	38,197
		682,910
Industrial REITs–0.36%
Duke Realty Corp.	917	53,241
Prologis, Inc.	1,781	287,596
		340,837
Insurance Brokers–0.61%
Aon PLC, Class A	517	168,350
Arthur J. Gallagher & Co.	502	87,649
Brown & Brown, Inc.	581	41,989
Marsh & McLennan Cos., Inc.	1,207	205,697
Willis Towers Watson PLC	299	70,630
		574,315
Integrated Oil & Gas–1.83%
Chevron Corp.	4,627	753,414
Exxon Mobil Corp.	10,192	841,757
Occidental Petroleum Corp.	2,102	119,268
		1,714,439
Integrated Telecommunication Services–0.98%
AT&T, Inc.(d)	17,191	406,223
Verizon Communications, Inc.	10,106	514,800
		921,023
Interactive Home Entertainment–0.30%
Activision Blizzard, Inc.	1,849	148,123
Electronic Arts, Inc.	692	87,545
Take-Two Interactive Software, Inc.(b)	282	43,355
		279,023
Interactive Media & Services–5.61%
Alphabet, Inc., Class A(b)	724	2,013,698
Alphabet, Inc., Class C(b)	669	1,868,510
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Interactive Media & Services–(continued)
Match Group, Inc.(b)	658	$71,551
Meta Platforms, Inc., Class A(b)	5,559	1,236,099
Twitter, Inc.(b)	1,894	73,279
		5,263,137
Internet & Direct Marketing Retail–3.80%
Amazon.com, Inc.(b)	1,054	3,435,987
eBay, Inc.	1,499	85,833
Etsy, Inc.(b)	313	38,900
		3,560,720
Internet Services & Infrastructure–0.11%
Akamai Technologies, Inc.(b)	404	48,233
VeriSign, Inc.(b)	232	51,611
		99,844
Investment Banking & Brokerage–0.98%
Charles Schwab Corp. (The)	3,619	305,118
Goldman Sachs Group, Inc. (The)	817	269,692
Morgan Stanley	3,414	298,384
Raymond James Financial, Inc.	450	49,459
		922,653
IT Consulting & Other Services–1.10%
Accenture PLC, Class A	1,521	512,927
Cognizant Technology Solutions Corp., Class A	1,252	112,267
DXC Technology Co.(b)	643	20,981
EPAM Systems, Inc.(b)	137	40,636
Gartner, Inc.(b)	203	60,384
International Business Machines Corp.	2,159	280,713
		1,027,908
Leisure Products–0.03%
Hasbro, Inc.	321	26,296
Life & Health Insurance–0.44%
Aflac, Inc.	1,445	93,044
Globe Life, Inc.	238	23,943
Lincoln National Corp.	401	26,209
MetLife, Inc.	1,689	118,703
Principal Financial Group, Inc.	585	42,945
Prudential Financial, Inc.	920	108,716
		413,560
Life Sciences Tools & Services–1.81%
Agilent Technologies, Inc.	721	95,410
Bio-Rad Laboratories, Inc., Class A(b)	53	29,851
Bio-Techne Corp.	97	42,005
Charles River Laboratories International, Inc.(b)	125	35,496
Danaher Corp.	1,532	449,382
Illumina, Inc.(b)	374	130,676
IQVIA Holdings, Inc.(b)	455	105,200
Mettler-Toledo International, Inc.(b)	56	76,899
PerkinElmer, Inc.	309	53,908
Thermo Fisher Scientific, Inc.	944	557,574
Waters Corp.(b)	150	46,558
West Pharmaceutical Services, Inc.	176	72,285
		1,695,244
Managed Health Care–1.85%
Anthem, Inc.	581	285,399
Shares		Value
Managed Health Care–(continued)
Centene Corp.(b)	1,393	$117,277
Humana, Inc.	305	132,727
Molina Healthcare, Inc.(b)	140	46,702
UnitedHealth Group, Inc.	2,268	1,156,612
		1,738,717
Metal & Glass Containers–0.08%
Ball Corp.	792	71,280
Movies & Entertainment–1.11%
Live Nation Entertainment, Inc.(b)	327	38,468
Netflix, Inc.(b)	1,068	400,062
Walt Disney Co. (The)(b)	4,383	601,173
		1,039,703
Multi-line Insurance–0.22%
American International Group, Inc.	1,988	124,787
Assurant, Inc.	146	26,547
Hartford Financial Services Group, Inc. (The)	806	57,879
		209,213
Multi-Sector Holdings–1.66%
Berkshire Hathaway, Inc., Class B(b)(e)	4,409	1,555,980
Multi-Utilities–0.83%
Ameren Corp.	620	58,131
CenterPoint Energy, Inc.	1,415	43,356
CMS Energy Corp.	720	50,357
Consolidated Edison, Inc.	859	81,330
Dominion Energy, Inc.	1,915	162,718
DTE Energy Co.	481	63,593
NiSource, Inc.	974	30,973
Public Service Enterprise Group, Inc.	1,224	85,680
Sempra Energy	760	127,771
WEC Energy Group, Inc.	766	76,454
		780,363
Office REITs–0.14%
Alexandria Real Estate Equities, Inc.	337	67,821
Boston Properties, Inc.	353	45,466
Vornado Realty Trust	417	18,899
		132,186
Oil & Gas Equipment & Services–0.32%
Baker Hughes Co., Class A	2,180	79,374
Halliburton Co.	2,161	81,837
Schlumberger N.V.	3,326	137,397
		298,608
Oil & Gas Exploration & Production–1.03%
APA Corp.	874	36,122
ConocoPhillips	3,136	313,600
Coterra Energy, Inc.	2,011	54,237
Devon Energy Corp.	1,485	87,808
Diamondback Energy, Inc.	423	57,985
EOG Resources, Inc.	1,389	165,611
Hess Corp.	684	73,215
Marathon Oil Corp.	1,874	47,056
Pioneer Natural Resources Co.	540	135,016
		970,650
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Oil & Gas Refining & Marketing–0.34%
Marathon Petroleum Corp.	1,393	$119,102
Phillips 66	1,119	96,670
Valero Energy Corp.	992	100,728
		316,500
Oil & Gas Storage & Transportation–0.28%
Kinder Morgan, Inc.	4,712	89,104
ONEOK, Inc.	1,080	76,280
Williams Cos., Inc. (The)	2,948	98,493
		263,877
Packaged Foods & Meats–0.82%
Campbell Soup Co.	511	22,775
Conagra Brands, Inc.	1,155	38,773
General Mills, Inc.	1,476	99,955
Hershey Co. (The)	353	76,470
Hormel Foods Corp.	699	36,027
JM Smucker Co. (The)	269	36,425
Kellogg Co.	615	39,661
Kraft Heinz Co. (The)	1,663	65,506
Lamb Weston Holdings, Inc.	361	21,628
McCormick & Co., Inc.	619	61,776
Mondelez International, Inc., Class A	3,333	209,246
Tyson Foods, Inc., Class A	715	64,085
		772,327
Paper Packaging–0.23%
Amcor PLC	3,710	42,034
Avery Dennison Corp.	205	35,664
International Paper Co.	970	44,765
Packaging Corp. of America	228	35,593
Sealed Air Corp.	356	23,838
WestRock Co.	633	29,770
		211,664
Personal Products–0.16%
Estee Lauder Cos., Inc. (The), Class A	549	149,504
Pharmaceuticals–3.80%
Bristol-Myers Squibb Co.	5,248	383,261
Catalent, Inc.(b)	423	46,911
Eli Lilly and Co.	1,911	547,253
Johnson & Johnson	6,338	1,123,284
Merck & Co., Inc.	6,081	498,946
Organon & Co.	629	21,971
Pfizer, Inc.	13,512	699,516
Viatris, Inc.	3,000	32,640
Zoetis, Inc.	1,127	212,541
		3,566,323
Property & Casualty Insurance–0.75%
Allstate Corp. (The)	687	95,157
Chubb Ltd.	1,043	223,098
Cincinnati Financial Corp.	372	50,577
Loews Corp.	472	30,595
Progressive Corp. (The)	1,389	158,332
Travelers Cos., Inc. (The)	581	106,166
W.R. Berkley Corp.	534	35,559
		699,484
Shares		Value
Publishing–0.03%
News Corp., Class A	971	$21,508
News Corp., Class B	324	7,296
		28,804
Railroads–0.84%
CSX Corp.	5,311	198,897
Norfolk Southern Corp.	577	164,572
Union Pacific Corp.	1,540	420,743
		784,212
Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	815	74,589
Regional Banks–1.02%
Citizens Financial Group, Inc.	1,058	47,959
Comerica, Inc.	333	30,113
Fifth Third Bancorp	1,675	72,092
First Republic Bank	424	68,730
Huntington Bancshares, Inc.	3,461	50,600
KeyCorp	2,236	50,042
M&T Bank Corp.	319	54,070
People’s United Financial, Inc.	1,030	20,590
PNC Financial Services Group, Inc. (The)	1,009	186,110
Regions Financial Corp.	2,268	50,486
Signature Bank	148	43,437
SVB Financial Group(b)	139	77,764
Truist Financial Corp.	3,193	181,043
Zions Bancorporation N.A.	365	23,929
		956,965
Reinsurance–0.03%
Everest Re Group Ltd.	101	30,439
Research & Consulting Services–0.28%
Equifax, Inc.	295	69,944
Jacobs Engineering Group, Inc.	323	44,513
Leidos Holdings, Inc.	342	36,943
Nielsen Holdings PLC	890	24,244
Verisk Analytics, Inc.	391	83,920
		259,564
Residential REITs–0.33%
AvalonBay Communities, Inc.	337	83,700
Equity Residential	826	74,274
Essex Property Trust, Inc.	162	55,968
Mid-America Apartment Communities, Inc.	282	59,065
UDR, Inc.	692	39,700
		312,707
Restaurants–1.02%
Chipotle Mexican Grill, Inc.(b)	66	104,414
Darden Restaurants, Inc.	307	40,816
Domino’s Pizza, Inc.	92	37,445
McDonald’s Corp.	1,789	442,384
Starbucks Corp.	2,770	251,987
Yum! Brands, Inc.	701	83,089
		960,135
Retail REITs–0.30%
Federal Realty Investment Trust	173	21,118
Kimco Realty Corp.	1,554	38,384
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.	1,339	$92,793
Regency Centers Corp.	380	27,109
Simon Property Group, Inc.	782	102,880
		282,284
Semiconductor Equipment–0.80%
Applied Materials, Inc.	2,138	281,788
Enphase Energy, Inc.(b)	332	66,991
KLA Corp.	364	133,246
Lam Research Corp.	338	181,712
SolarEdge Technologies, Inc.(b)	129	41,586
Teradyne, Inc.	392	46,346
		751,669
Semiconductors–5.09%
Advanced Micro Devices, Inc.(b)	3,936	430,362
Analog Devices, Inc.	1,265	208,953
Broadcom, Inc.	994	625,902
Intel Corp.	9,803	485,837
Microchip Technology, Inc.	1,338	100,537
Micron Technology, Inc.	2,661	207,265
Monolithic Power Systems, Inc.	106	51,482
NVIDIA Corp.	6,019	1,642,344
NXP Semiconductors N.V. (China)	631	116,785
Qorvo, Inc.(b)	272	33,755
QUALCOMM, Inc.	2,713	414,601
Skyworks Solutions, Inc.	395	52,646
Texas Instruments, Inc.	2,224	408,060
		4,778,529
Soft Drinks–1.29%
Coca-Cola Co. (The)	9,359	580,258
Monster Beverage Corp.(b)	902	72,070
PepsiCo, Inc.	3,330	557,375
		1,209,703
Specialized REITs–1.20%
American Tower Corp.	1,096	275,337
Crown Castle International Corp.	1,026	189,400
Digital Realty Trust, Inc.	672	95,290
Equinix, Inc.	213	157,965
Extra Space Storage, Inc.	324	66,614
Iron Mountain, Inc.	697	38,621
Public Storage	362	141,281
SBA Communications Corp., Class A	260	89,466
Weyerhaeuser Co.	1,819	68,940
		1,122,914
Specialty Chemicals–0.67%
Albemarle Corp.	283	62,585
Celanese Corp.	270	38,575
DuPont de Nemours, Inc.	1,244	91,534
Eastman Chemical Co.	310	34,739
Ecolab, Inc.	590	104,170
International Flavors & Fragrances, Inc.	605	79,455
PPG Industries, Inc.	576	75,496
Sherwin-Williams Co. (The)	576	143,781
		630,335
Specialty Stores–0.16%
Bath & Body Works, Inc.	658	31,452
Shares		Value
Specialty Stores–(continued)
Tractor Supply Co.	279	$65,110
Ulta Beauty, Inc.(b)	130	51,769
		148,331
Steel–0.10%
Nucor Corp.	655	97,366
Systems Software–6.71%
Fortinet, Inc.(b)	320	109,357
Microsoft Corp.	18,049	5,564,687
NortonLifeLock, Inc.	1,442	38,242
Oracle Corp.	3,793	313,795
ServiceNow, Inc.(b)	482	268,421
		6,294,502
Technology Distributors–0.06%
CDW Corp.	334	59,749
Technology Hardware, Storage & Peripherals–7.24%
Apple, Inc.	37,351	6,521,858
Hewlett Packard Enterprise Co.	3,114	52,035
HP, Inc.	2,607	94,634
NetApp, Inc.	556	46,148
Seagate Technology Holdings PLC	484	43,512
Western Digital Corp.(b)	760	37,734
		6,795,921
Tobacco–0.61%
Altria Group, Inc.	4,391	229,430
Philip Morris International, Inc.	3,700	347,578
		577,008
Trading Companies & Distributors–0.21%
Fastenal Co.	1,390	82,566
United Rentals, Inc.(b)	179	63,583
W.W. Grainger, Inc.	105	54,158
		200,307
Trucking–0.12%
J.B. Hunt Transport Services, Inc.	202	40,560
Old Dominion Freight Line, Inc.	227	67,800
		108,360
Water Utilities–0.08%
American Water Works Co., Inc.	439	72,668
Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.(b)	1,391	178,535
Total Common Stocks & Other Equity Interests (Cost $19,292,011)		92,231,368
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)(f)	538,613	538,613
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)(f)	384,589	384,474
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)(f)	615,558	615,558
Total Money Market Funds (Cost $1,538,618)		1,538,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $20,830,629)		93,770,013
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.45%
Invesco Private Government Fund, 0.31%(c)(f)(g) (Cost $419,516)	419,516	$419,516
TOTAL INVESTMENTS IN SECURITIES–100.39% (Cost $21,250,145)		94,189,529
OTHER ASSETS LESS LIABILITIES—(0.39)%		(362,495)
NET ASSETS–100.00%		$93,827,034
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Invesco Ltd.	$20,119	$-	$-	$35	$-	$20,154	$149
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	300,432	1,617,323	(1,379,142)	-	-	538,613	16
Invesco Liquid Assets Portfolio, Institutional Class	210,108	1,155,230	(980,724)	38	(178)	384,474	37
Invesco Treasury Portfolio, Institutional Class	343,350	1,848,369	(1,576,161)	-	-	615,558	40
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	290,129	1,768,448	(1,639,061)	-	-	419,516	8*
Invesco Private Prime Fund	676,967	2,630,883	(3,307,954)	-	104	-	32*
Total	$1,841,105	$9,020,253	$(8,883,042)	$73	$(74)	$1,978,315	$282

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at March 31, 2022.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	5	June-2022	$1,132,688	$66,140	$66,140
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$92,231,368	$—	$—	$92,231,368
Money Market Funds	1,538,645	419,516	—	1,958,161
Total Investments in Securities	93,770,013	419,516	—	94,189,529
Other Investments - Assets*
Futures Contracts	66,140	—	—	66,140
Total Investments	$93,836,153	$419,516	$—	$94,255,669

*	Unrealized appreciation.
Invesco V.I. S&P 500 Index Fund